SCHEDULE OF LOAN RECEIVABLE (Details)					9 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Jan. 01, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)	Jun. 05, 2025 USD ($)	Jun. 05, 2025 CNY (¥)	May 31, 2025	May 29, 2025 USD ($)	May 29, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	May 23, 2024	Apr. 12, 2024	Jan. 01, 2024 CNY (¥)
Short-Term Debt [Line Items]
Total loans		$ 4,741,152											$ 725,699
Less: current portion		3,777,909
Loans receivable, non-current		963,243											725,699
Interest, rate										3.50%					4.00%	4.00%
Interest accrued		153,860					¥ 1,093,253						12,167	¥ 85,260
ZJY Technologies [Member]
Short-Term Debt [Line Items]
Less: current portion								$ 253,325	¥ 1,800,000		$ 14,073	¥ 100,000
Credit facility				$ 3,482,767													¥ 25,000,000
Interest, rate				3.50%				3.50%	3.50%								3.50%
Debt instrument term				3 years
Interest accrued		3,035					21,566
Beijing Chenghui Shengsi Technology Co., Ltd [Member]
Short-Term Debt [Line Items]
Credit facility				$ 2,971,039													¥ 21,330,000
Debt repaid					$ 2,952,040	¥ 21,190,000
Debt outstanding, repaid		18,999	¥ 135,000,000,000
Interest accrued		88,384					¥ 628,008
Polar Petroleum Equipment (Shandong) Co., Ltd [Member]
Short-Term Debt [Line Items]
Total loans	[1]	844,416											713,532
Sichuan TIBO Fluid Technology Co Ltd [Member]
Short-Term Debt [Line Items]
Total loans	[2]	1,069,596
Jining Eni Energy Technology Co Ltd [Member]
Short-Term Debt [Line Items]
Total loans	[3]	281,472
Xianlong Technology (Beijing) Co., Ltd. [Member]
Short-Term Debt [Line Items]
Total loans	[4]	1,401,731
Beijing Youyi Natural Technology Co., Ltd. [Member]
Short-Term Debt [Line Items]
Total loans	[5]	267,398
Joseph Petroleum Technology (Beijing) Co., Ltd. [Member]
Short-Term Debt [Line Items]
Total loans	[6]	703,680
Beiiing Chenghui Shengsi Technology Co Ltd [Member]
Short-Term Debt [Line Items]
Total loans	[7]	18,999
Accrued Interest Receivable [Member]
Short-Term Debt [Line Items]
Total loans		$ 153,860											$ 12,167

[1]	On April 13, 2024 and May 23, 2024, China Oil Blue Ocean made two loans of RMB 3,000,000 ($428,119) and RMB 2,000,000 ($285,413), respectively, to a customer, Polar for three years with annual interest of 4%. The loans were restricted for Polar’s operating activities. The outstanding loans were repaid as follows: RMB 4,000,000 ($562,944) in November 2024 and RMB 1,000,000 ($140,736) in December 2024.
[2]	On March 25, 2024, China Oil Blue Ocean lent RMB5,600,000 (US$780,140) to Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”) an equity investee of the Company. The loan to Sichuan TIBO was for 13 months with annual interest of 8% from March 25, 2024 to June 25, 2024, and 3.5% from June 26, 2024 to April 30, 2025. Sichuan TIBO repaid RMB 600,000 (US$84,442) on January 22, 2025. On April 20, 2025 and October 24, 2025, respectively, China Oil Blue Ocean and Sichuan TIBO agreed to extended the maturity date of the remaining RMB 5 million ($703,682) loan balance to June 30, 2026.
[3]	On May 1, 2025, China Oil Blue Ocean provided a credit facility of RMB 10 million ($3,482,767) to Eni Energy with annual interest of 3.5% and a term of three years. Eni Energy drew down RMB 2 million ($281,472) from the credit facility on May 16, 2025. Interest accrued on this loan was RMB 30,685 ($4,318) as of September 30, 2025.
[4]	On May 14, 2025 and September 29, 2025, China Oil Blue Ocean and Xinjiang Breslin made two loans of RMB 7,000,000 ($985,152) and RMB 2,960,000 ($416,579) respectively to Xianlong for one year with interest of 3.5%. Interest accrued on these loans were RMB 94,540 ($13,305) as of September 30, 2025.
[5]	On May 29, 2025 and June 5, 2025, ZJY Technologies made two loans of RMB 100,000 ($14,073) and RMB 1,800,000 ($253,325) respectively to Beijing Youyi for one year with interest of 3.5%. Interest accrued on this loan was RMB 21,566 ($3,035) as of September 30, 2025.
[6]	On September 29, 2025, Xinjiang Breslin lent RMB 5,000,000 ($703,680) to Joseph Petroleum for one year with interest of 3.5%. Interest accrued on this loan was RMB 959 ($135) as of September 30, 2025.
[7]	On January 1, 2024, ZJY Technologies provided a credit facility of RMB 25 million ($3,482,767) to Beijing Chenghui Shengsi Technology Co., Ltd (“Beijing Chenghui”) with annual interest of 3.5% and a term of three years. Beijing Chenghui drew down a total of RMB 21.33 million ($2,971,039) from October 2024 to June 2025 and repaid RMB 21.19 million ($2,952,040) in September 2025. A balance of RMB135,000($18,999) remained outstanding as of September 30, 2025. Interest accrued from Beijing Chenghui was RMB 628,008 ($88,384) as of September 30, 2025.